Group information	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of financial statements of subsidiaries and structured entities	Group information
4.1.    Subsidiaries
4.1.1.    Accounting policy
4.1.1.1.    Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Group:
•has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
•is exposed, or has rights, to variable returns from its involvement with the investee; and
•has the ability to use its power to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•the contractual arrangement(s) with the other vote holders of the investee;
•rights arising from other contractual arrangements; and
•the Group’s voting rights and potential voting rights.
The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group obtains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction, in the reserve for “Transactions among shareholders”.
4.1.1.2.    Consolidation of structured entities
Usually, the control of an investee is determined by voting or similar rights of the investor. In some cases, voting or similar rights of the investor on the investee is not the decisive factor to characterize the control. An entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity is denominated as a structured entity. Frequently, the relevant activities of structured entities are directed by means of contractual arrangements. In such cases, an investor’s consideration of the purpose and design of the investee shall also include consideration of the risks to which the investee was designed to be exposed, the risks it was designed to pass on to the parties involved with the investee and whether the investor is exposed to some or all of those risks.
Based on the contractual terms, the Group identified that some investments meet the definition of a structured entity under IFRS 12 – Disclosure of Interests in Other Entities.
The Group considers the FIDC AR III, FIDC TAPSO, FIDC TAPSO II, FIDC SOMA, FIDC SOMA III, FIC FIM STONECO and Fundo Retail to be structured entities that are controlled by the Group. The participation of the Group in each of them is stated as follows:

Outstanding quotas held by the Group

Fundo de Investimento em Direitos Creditórios - Bancos Emissores de Cartão de Crédito - Stone III ("FIDC AR III")	100% of subordinated quotas representing approximately 21% of total (subordinated and senior and/or mezzanine) quotas

Tapso Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO")	100% of subordinated quotas representing approximately 99% of total (subordinated and senior and/or mezzanine) quotas

Tapso II Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO II")	100% of subordinated quotas representing total quotas

SOMA Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA")	100% of subordinated quotas representing total quotas

SOMA III Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA III")	100% of subordinated quotas representing total quotas

Stoneco exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado ("FIC FIM STONECO")	100% of all outstanding quotas of a single class

Retail Renda Fixa Crédito Privado Fundo de Investimento ("Fundo Retail")	100% of all outstanding quotas of a single class
The bylaws of these structured entities were established by us at their inception, and grant us significant decision-making authority over these entities. As sole holders of the subordinated quotas, the Group is entitled to the full residual value of the entities, if any, and thus the Group has the rights to their variable returns. During 2021, the structured entities FIDC SOMA IV and Santander Moving Tech RF Referenciado DI CP FI were closed.
In accordance with IFRS 10, the Group concluded it controls FIDC AR III, FIDC TAPSO, FIDC TAPSO II, FIDC SOMA, FIDC SOMA III, FIC FIM STONECO and Retail Renda Fixa, therefore, they are consolidated in the Group’s financial statements. For the FIDCs senior and mezzanine quotas held by third parties, when applicable, are accounted for as a financial liability under “Obligations to FIDC quota holders” and the remuneration paid to senior and mezzanine quota holders is recorded as interest expense. See Note 6.7 for further details.
4.1.2.    Subsidiaries of the Group
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

		% of Group's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Stone Instituição de Pagamento S.A. (“Stone Pagamentos”)	Merchant acquiring	100.00	100.00
MNLT S.A. (“MNLT”)	Merchant acquiring	100.00	100.00
Pagar.me Instituição de Pagamento S.A. (“Pagar.me”)	Merchant acquiring	100.00	100.00
PDCA S.A. (“PDCA”) (a)	Merchant acquiring	—	100.00
Stone Cartões Instituição de Pagamento S.A. (“Stone Cartões”)	Merchant acquiring	100.00	100.00
Linx Pay Meios de Pagamento Ltda. (“Linx Pay”)	Merchant acquiring	100.00	100.00
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Financial services	100.00	100.00
TAG Tecnologia para o Sistema Financeiro S.A. ("TAG")	Financial assets register	100.00	100.00
MAV Participações S.A. (“MVarandas”)(b)	Technology services	—	100.00
MLabs Software S.A. (“MLabs”)	Technology services	51.50	51.50
Equals S.A. (“Equals”)	Technology services	100.00	100.00
Questor Sistemas S.A. (“Questor”)	Technology services	50.00	50.00

		% of Group's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Sponte Informática S.A. (“Sponte”) (c)	Technology services	100.00	90.00
SimplesVet Tecnologia S.A. (“SimplesVet”) (Note 21.4)	Technology services	50.00	50.00
VHSYS Sistema de Gestão S.A. (“VHSYS”) (Note 21.4)	Technology services	50.00	50.00
Trampolin Pagamentos S.A. (“Trampolin”) (Note 21.4)	Technology services	100.00	100.00
Linx S.A. (“Linx”) (Note 21.4)	Technology services	100.00	100.00
Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”) (d)	Technology services	100.00	100.00
Linx Telecomunicações Ltda.	Technology services	100.00	100.00
Napse S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Napse Uruguay SAS (“Napse Group”)	Technology services	100.00	—
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)	Technology services	100.00	100.00
Napse IT Peru S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Synthesis Holding LLC (“Napse Group”)	Technology services	100.00	100.00
Synthesis US LLC (“Napse Group”)	Technology services	100.00	100.00
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Mercadapp Soluções em Software Ltda ("Mercadapp") (e)	Technology services	—	100.00
Hiper Software S.A. ("Hiper")	Technology services	100.00	100.00
Reclame Aqui LLC (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
Obvio Brasil Software e Serviços S.A. (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
O Mediador Tecnologia da Informação S/S Ltda (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
Reclame Aqui Marcas e Serviços Ltda (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
Hubcount Tecnologia S.A. (“Hubcount”) (f) (Note 21.3)	Technology services	75.60	—
Creditinfo Jamaica Ltd ("Creditinfo Caribbean") (g)	Credit bureau services	—	53.05
Creditinfo Guyana Ltd ("Creditinfo Caribbean") (g)	Credit bureau services	—	53.05
Creditinfo Barbados Ltd ("Creditinfo Caribbean") (g)	Credit bureau services	—	53.05
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Processing card transactions	100.00	100.00
Buy4 Sub LLC ("Buy4 LLC")	Cloud store card transactions	100.00	100.00
Vitta Corretora de Seguros Ltda. (“Vitta Group”)	Insurance services	100.00	100.00
Stone Seguros S.A. (“Stone Seguros”)	Insurance services	100.00	100.00
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)	Health services	100.00	100.00
Vitta Serviços em Saúde Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Saúde Administradora de Benefícios Ltda. (“Vitta Group”)	Health services	100.00	100.00
StoneCo Pagamentos UK Ltd. ("StoneCo UK")	Service provider	100.00	100.00
Stone Logística Ltda. ("Stone Log")	Logistic services	100.00	100.00
Collact Serviços Digitais S.A. (“Collact”) (h)	Customer relationship management	—	100.00
Stone Franchising Ltda. ("Franchising")	Franchising management	100.00	100.00
Cappta S.A. (“Cappta”)	Electronic fund transfer	59.60	58.48
Ametista Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00

		% of Group's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Esmeralda Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00
Diamante Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00
Safira Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00
Fundo de Investimento em Direitos Creditórios - Bancos Emissores de Cartão de Crédito - Stone III (“FIDC AR III”)	Investment fund	100.00	100.00
Tapso Fundo de Investimento em Direitos Creditórios (“FIDC TAPSO”)	Investment fund	100.00	100.00
Tapso II Fundo de Investimentos em Direitos Creditórios (“FIDC TAPSO II”)	Investment fund	100.00	100.00
SOMA Fundo de Investimento em Direitos Creditórios Não Padronizados (“FIDC SOMA”)	Investment fund	100.00	100.00
SOMA III Fundo de Investimento em Direitos Creditórios Não Padronizados (“FIDC SOMA III”)	Investment fund	100.00	100.00
Stoneco Exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado (“FIC FIM STONECO”)	Investment fund	100.00	100.00
Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”)	Investment fund	100.00	100.00
MPB Capital LLC ("MPB")	Investment company	100.00	100.00
DLP Capital LLC ("DLP Cap")	Holding company	100.00	100.00
DLPPar Participações S.A. (“DLPPar”)	Holding company	100.00	100.00
Reclame Aqui Holding Ltd. (Note 21.3)	Holding company	50.00	—
STNE Participações S.A. ("STNE Par")	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A. ("STNE ParTec")	Holding company	100.00	100.00
VittaPar LLC (“Vitta Group”)	Holding company	100.00	100.00
StoneCo CI Ltd (g)	Holding company	—	53.05
Stone Holding Instituições S.A.(i)	Holding company	100.00	—

(a)PDCA was merged into Pagar.me on October 18, 2022.
(b)MVarandas was merged into Linx Sistemas on April 1, 2022.
(c)STNE Par acquired the remaining shares of Sponte on September 20, 2022.
(d)Plugg.to was merged into Linx Sistemas on November 2, 2022.
(e)Mercadapp was merged into Linx Sistemas on January 1, 2022.
(f)STNE Par has a 50% equity in Questor and, on August 31, 2022, Questor acquired a 75.60% equity interest in Hubcount Tecnologia S.A. ("Hubcount").
(g)On October 18, 2022, the Group lost control of its subsidiary StoneCo CI and Creditinfo after a capital contribution by a new investor. The remaining interest of 47.75% held by the Group on Creditinfo is classified as an investment in an associate according to IAS 28. As result of the loss of control, in accordance with IFRS 10, the Group derecognized the assets and liabilities of Creditinfo. Additionally, the Group measured the remaining interest in Creditinfo at fair value, which resulted in a loss of R$8,584 recorded in the statement of profit or loss attributable to the Group as Other income (expenses), net.
(h)Collact was merged into Stone Pagamentos on January 1, 2022.
(i)On October 26, 2022, the Group created a new company, with the objective of holding equity interests in institutions authorized to operate by the Central Bank of Brazil (“BACEN”).

The Group holds call options to acquire additional interests in some of its subsidiaries (see details in Notes 6.1.5 and 6.8) and issued put options to non-controlling investors (see details in Note 6.12 (k)).
4.2.    Associates
4.2.1.    Accounting policy
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but does not have control, or joint control over those policies.
The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries. The Group’s investments in associates are accounted for using the equity method.
Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.
The statement of profit or loss reflects the Group’s share of the results of operations of the associate. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and associates are eliminated to the extent of the interest in the associate.
The aggregate of the Group’s share of profit or loss of an associate is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the associate.
The financial statements of the associate are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and it carrying value, and then recognizes the loss within share of profit of an associate in the statement of profit or loss.
In case of loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.
None of the investments in associates presented significant restrictions on transferring resources in the form of cash dividends or repayment of obligations, during the periods reported.
4.2.2.    Associates held by the Group

		% Groups's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)	Technology services	25.00	25.00
Trinks Serviços de Internet S.A. (“Trinks”)	Technology services	19.90	19.90
Neostore Desenvolvimento De Programas De Computador S.A. (“Neomode”)(a)	Technology services	40.02	—
RH Software S.A. (“RH Software”)(b)	Technology services	20.00	—
APP Sistemas S.A. (“APP”)	Technology services	20.00	20.00
Delivery Much Tecnologia S.A. (“Delivery Much”)	Food delivery marketplace	29.50	29.50
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
Creditinfo Guyana Inc (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
Creditadvice Barbados Ltd (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
Creditinfo ECCU Ltd (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
StoneCo CI Ltd	Holding company	47.75	—
(a)On July 2, 2021, our subsidiary Linx Sistemas signed an agreement to acquire an equity interest of 40% of the shares of Neostore Desenvolvimento de Programas de Computador SA (“Neomode”), through the execution of an Investment Agreement with the shareholders of Neomode. The acquisition was conditioned to Brazilian Antitrust Authority (“CADE”) approval, which occurred on November 19, 2021. The Group concluded the acquisition on January 7, 2022, through a capital increase of R$6,083 and loans conversion of R$875, totalizing a transferred consideration of R$6,958.
(b)On May 2, 2022, the Group acquired a 20% equity interest in RH Software, a private company based in the State of São Paulo, Brazil, for R$2,320 through a loan agreement conversion. RH Software develops software directed to dental clinics, with which the Company expects to obtain synergies in its services to clients. The Group also holds a call option to acquire an additional equity interest in the period from 2 to 3 years counted from the date of closing of the agreement, which will allow the Group to acquire an additional 30% equity interest in RH Software.